Short-term and long-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Jan. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Short-term Debt					¥ 428,490
Interest Expense			¥ 66,124	$ 10,134	61,316	¥ 13,058
Debt Instrument Converted To Notes Payable			¥ 357,766		¥ 150,226
Revolving Credit Facility [Member]
Term of the debt			1 year	1 year	1 year
Maximum borrowing capacity			¥ 1,612,800		¥ 1,133,134
Short-term Debt			0		178,490
Deposits pledged					¥ 7,500
Interest rate					4.52%
Debt, Weighted Average Interest Rate					4.52%
Credit facilities used to issue letter of guarantee			20,700		¥ 121,069
Debt Instrument, Unused Borrowing Capacity, Amount			1,234,334		690,849
Interest Expense			56,084		39,380
One Year Bank Loan Contract [Member]
Term of the debt	1 year
Maximum borrowing capacity					700,000
Short-term Debt					250,000
Deposits pledged					¥ 273,740
Interest rate					4.24%
Debt, Weighted Average Interest Rate					4.24%
Letters Of Guarantee [Member]
Maximum borrowing capacity			26,000		¥ 151,322
Notes Payable [Member]
Maximum borrowing capacity			500,820		210,693
Three Year Bank Loan Agreement [Member]
Term of the debt		3 years
Maximum borrowing capacity | $		$ 50,000
Deposits pledged | $							$ 10,100
Long-term Debt						¥ 68,753	$ 10,000
Debt Instrument, Description of Variable Rate Basis						Libor plus 1.1%
Debt Instrument, Basis Spread on Variable Rate						1.10%
Bank borrowings
Interest Expense			¥ 10,040		¥ 21,936	¥ 13,058